FINANCIAL INVESTORS TRUST

     ALPS/Red Rocks Listed Private Equity Fund

 ALPS/CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

ALPS/Metis Global Micro Cap Value Fund

(the “Funds”)

SUPPLEMENT DATED JUNE 9, 2017 TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 9, 2017

As of the date of this Supplement, the Funds’ Class T shares are not currently being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE. YOU MAY DISCARD THIS SUPPLEMENT ONCE CLASS T SHARES OF THE FUNDS ARE OFFERED FOR SALE.

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